Debt Margin (Detail)	12 Months Ended
Dec. 31, 2014
Leverage Ratio Less Than 4.00 [Member] | LIBOR loans [Member]
Debt Instrument [Line Items]
Margin rate	2.00%
Leverage Ratio Less Than 4.00 [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Margin rate	0.00%
Leverage Ratio 4.00-5.00 [Member] | LIBOR loans [Member]
Debt Instrument [Line Items]
Margin rate	2.25%
Leverage Ratio 4.00-5.00 [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Margin rate	0.25%
Leverage Ratio Grater Than 5.00 [Member] | LIBOR loans [Member]
Debt Instrument [Line Items]
Margin rate	2.50%
Leverage Ratio Grater Than 5.00 [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Margin rate	0.50%